Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 01, 2019
Accounting Policies [Abstract]
Operating lease liability	$ 26,689	$ 6,300
Operating lease assets	$ 24,133	$ 5,600